Accumulated Other Comprehensive Income (Loss) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of accumulated other comprehensive income loss [line items]
Beginning balance	$ 2,313	$ 1,208
Other Comprehensive Income (Loss), Before Tax	(648)	1,120
Reclassification on Divestiture (Note 8)	(1,261)
Income Tax (Expense) Recovery	(3)	(15)
Ending balance	401	2,313
Pension and Other Post-Retirement Benefits
Disclosure of accumulated other comprehensive income loss [line items]
Beginning balance	69	55
Other Comprehensive Income (Loss), Before Tax	22	19
Reclassification on Divestiture (Note 8)	0
Income Tax (Expense) Recovery	(5)	(5)
Ending balance	86	69
Private Equity Instruments
Disclosure of accumulated other comprehensive income loss [line items]
Beginning balance	156	85
Other Comprehensive Income (Loss), Before Tax	(27)	81
Reclassification on Divestiture (Note 8)	0
Income Tax (Expense) Recovery	2	(10)
Ending balance	131	156
Foreign Currency Translation Adjustment
Disclosure of accumulated other comprehensive income loss [line items]
Beginning balance	2,088	1,068
Other Comprehensive Income (Loss), Before Tax	(643)	1,020
Reclassification on Divestiture (Note 8)	(1,261)
Income Tax (Expense) Recovery	0	0
Ending balance	$ 184	$ 2,088